Noncontrolling Interests and Redeemable Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2026
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interest Attributable to Tax Equity Investors
The following table presents the RNCI attributable to Tax Equity Investors after adjusting the carrying amount to the redemption value and nonredeemable NCI attributable to Tax Equity Investors as of December 31, 2025 and December 31, 2024:

(in thousands)	December 31, 2025	December 31, 2024
Redeemable NCI attributable to Tax Equity Investors	$—	$1,851
NCI attributable to Tax Equity Investors	$104,868	115,186
The following table presents the NCI attributable to Tax Equity Investors as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
NCI attributable to Tax Equity Investors	$42,923	$104,868

Schedule of Net Income (Loss) to Noncontrolling Interest for Tax Equity Investors
The following table presents the Net loss attributable to NCI for Tax Equity Investors for the periods indicated below:

	Year ended
(in thousands)	2025	2024	2023
Net income (loss) attributable to NCI	$(21,036)	$(63,229)	$(95,686)
The following table presents the contributions from Tax Equity Investors and distributions to Tax Equity Investors for the periods indicated below:

	Year ended
	2025	2024	2023
Contributions from Tax Equity Investors	$102,113	$93,817	$144,723
Less: Syndication costs	524	9,859	7,050
Contributions from Tax Equity Investors, net	$101,589	$83,958	$137,673
Distributions to Tax Equity Investors	$62,457	$18,848	$17,031
Distributions to Tax Equity Investors, paid	64,123	17,850	17,498
The following table presents the Net income (loss) attributable to NCI for Tax Equity Investors for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Net income (loss) attributable to NCI	$(48,953)	$(2,801)	$(48,035)	$(27,887)
The following table presents the contributions from Tax Equity Investors and distributions to Tax Equity Investors for the periods indicated below:

	Six months ended June 30,
	2026	2025
Contributions from Tax Equity Investors	$—	$12,361
Less: Syndication costs	238	201
Contributions from Tax Equity Investors, net	$(238)	$12,160

Distributions to Tax Equity Investors	$6,370	$22,206
Distributions to Tax Equity Investors, paid	$5,932	$23,539